April 30, 2010

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	First Investors Tax Exempt Funds
File Nos. 2-82572 and 811-03690
Post-Effective Amendment No. 35

Ladies and Gentleman:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of First Investors Tax Exempt Funds (the “Registrant”) is Post-Effective Amendment No. 35 to the currently effective Registration Statement on Form N-1A (the “Amendment”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The primary purposes of this filing are to: (1) address comments received from the Staff of the Securities and Exchange Commission regarding the Trust’s prospectus and Statement of Additional Information (“SAI”) filed in the Trust’s Post Effective Amendment No. 34 on February 19, 2010; (2) update the Trust’s financial statements; and (3) make other non-material changes to the prospectus and SAI.    Pursuant to Rule 472(a) under the 1933 Act, the Amendment has been marked to reflect the changes effected by the Amendment.

The Registrant elects that this filing will become effective on May 1, 2010 pursuant to Rule 485(b) under the 1933 Act.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

U.S. Securities and Exchange Commission
April 30, 2010

Attachments

Cc:	Larry R. Lavoie
Russell Shepherd
First Investors Management Company, Inc.